Property, Plant and Equipment - Schedule of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 88,847	$ 87,263	$ 85,680
Less: accumulated depreciation	(25,242)	(20,657)	(11,969)
Property, plant and equipment, net	63,605	66,606	73,711
Liquefaction Plants And Systems [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	40,573	39,679	39,679
Real Property And Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,396	1,396	1,396
Vehicles and tanker trailers and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	45,274	44,878	43,407
Computer And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	250	238	216
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,353	1,071	880
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1	$ 1	$ 101